Investments - Unrealized net capital gains and losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair value
Fixed income securities, at fair value	$ 4,918,874	$ 4,434,362
Short-term investments, at fair value	133,045	224,098
Gross unrealized Gains
Fixed income securities	629,164	413,819
Short-term investments	76	4
Gross unrealized Losses
Fixed income securities	(3,782)	(2,564)
Short-term investments	(1)	(17)
Unrealized net gains (losses)
Fixed income securities	625,382	411,255
Short-term investments	75	(13)
EMA limited partnerships	(350)	(205)
Unrealized net capital gains and losses, pre-tax	625,107	411,037
Amounts recognized for:
Amounts recognized for:	(321,591)	(231,357)
DAC and DSI	(36,668)	(21,820)
Amounts recognized	(358,259)	(253,177)
Deferred income taxes	(56,038)	(33,151)
Total unrealized net capital gains and losses	$ 210,810	$ 124,709